Share Based Payment - Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
0.00-0.01 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	1,059,009	972,728	589,668
0.00-0.01 [Member] | Bottom of Range [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	1 year 2 months 12 days	1 month 24 days	1 month 24 days
0.00-0.01 [Member] | Top of Range [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	6 years 8 months 23 days	6 years 10 months 28 days	9 years 5 months 1 day
0.21-1.07 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	3,119,610	3,783,920	3,118,060
0.21-1.07 [Member] | Bottom of Range [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	10 days	6 years 10 months 28 days	9 years 2 months 12 days
0.21-1.07 [Member] | Top of Range [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	8 years 4 months 17 days	9 years 4 months 20 days	9 years 11 months 19 days
1.23-1.89 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	654,347	2,380,072	3,294,072
1.23-1.89 [Member] | Bottom of Range [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	3 months	7 months 24 days	7 months 2 days
1.23-1.89 [Member] | Top of Range [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	6 years 7 months 24 days	7 years 8 months 19 days	8 years 7 months 24 days
Options [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	4,832,966	7,136,720	7,001,800